Organization and Principal Activities (Details)		12 Months Ended
	Oct. 02, 2018 USD ($) shares	Dec. 31, 2018 USD ($)	Oct. 31, 2010 item
Organization and Principal Activities
Proceeds from initial public offering, net of issuance costs paid of US$2,615,726 | $	$ 45,100,000	$ 45,930,274
IPO | Ordinary shares
Organization and Principal Activities
Number of shares issued during the period	217,500,000
IPO | American depositary shares
Organization and Principal Activities
Number of shares issued during the period	4,350,000
Han Xiang
Organization and Principal Activities
Number of Investors | item			3
Three Investors | Han Xiang
Organization and Principal Activities
Percentage of interest acquired by outside investors			24.24%